Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations [Abstract]
Discontinued Operations

Note 12. Discontinued Operations

TruGreen Spin-off

        On January 14, 2014, the Company completed the TruGreen Spin-off resulting in the spin-off of the assets and certain liabilities of the TruGreen Business through a tax-free, pro rata dividend to the Company's stockholders. As a result of the completion of the TruGreen Spin-off, New TruGreen operates the TruGreen Business as a private independent company.

        The TruGreen Business experienced a significant downturn in recent years. From 2011 through 2013, the TruGreen Business lost 400,000 customers, or 19 percent of its customer base. The TruGreen Business's operating margins also eroded during this time frame due to production inefficiencies, higher chemical costs and inflationary pressures, compounded by lower fixed cost leverage as falling customer counts drove revenue down. The TruGreen Business experienced revenue and Adjusted EBITDA declines of 18.6 percent and 87.6 percent, respectively, from 2011 to 2013. In light of these developments, the Company made the decision to effect the TruGreen Spin-off and enable its management to increase its focus on Terminix, American Home Shield and the Franchise Services Group segments while providing New TruGreen, as an independently-operated, private company, the time and focus required to execute a turnaround.

        As a result of the TruGreen Spin-off, the Company was required to perform an interim impairment analysis as of January 14, 2014 on the TruGreen trade name. The assumptions were developed with the view of the TruGreen Business as a stand-alone company, resulting in an increase in the assumed discount rate of 350 basis points, or "bps," as compared to the discount rate used in the October 1, 2013 impairment test for the TruGreen trade name. This interim impairment analysis resulted in a pre-tax non-cash trade name impairment charge of $139 million ($84 million, net of tax) to reduce the carrying value of the TruGreen trade name to its estimated fair value. This impairment charge was recorded in Loss from discontinued operations, net of income taxes, in the nine months ended September 30, 2014. The impairment of the TruGreen trade name represented an adjustment of the carrying value of the asset to its estimated fair value on a non-recurring basis using significant unobservable inputs on the date of the TruGreen Spin-off.

        The following is a summary of the assets and liabilities distributed to New TruGreen as part of the TruGreen spin-off on January 14, 2014:

(In millions)
Assets:
Cash and cash equivalents	$57
Receivables, net	22
Inventories and other current assets	39
Property and equipment, net	181
Intangible assets, net	216
Other long-term assets	6

Total Assets	$521

Liabilities:
Current liabilities	$149
Long-term debt and other long-term liabilities	87

Total Liabilities	$236

Net assets distributed to New TruGreen	$285

        The historical results of the TruGreen Business, including the results of operations, cash flows and related assets and liabilities, are reported as discontinued operations for all periods presented herein.

        In connection with the TruGreen Spin-off, the Company and TruGreen Limited Partnership ("TGLP"), an indirect wholly owned subsidiary of New TruGreen, entered into a transition services agreement pursuant to which the Company and its subsidiaries provide TGLP with specified communications, public relations, finance and accounting, tax, treasury, internal audit, human resources operations and benefits, risk management and insurance, supply management, real estate management, marketing, facilities, information technology and other support services. The charges for the transition services allow the Company to fully recover the allocated direct costs of providing the services, plus specified margins and any out-of-pocket costs and expenses. The services provided under the transition services agreement will terminate at various specified times, and in no event later than January 14, 2016 (except certain information technology services, which the Company expects to provide to TGLP beyond the two-year period). TGLP may terminate the transition services agreement (or certain services under the transition services agreement) for convenience upon 90 days written notice, in which case TGLP will be required to reimburse the Company for early termination costs.

        Under this transition services agreement, in the nine months ended September 30, 2014, the Company recorded $27 million, respectively, of fees due from TGLP, which is included, net of costs incurred, in Selling and administrative expenses in the unaudited condensed consolidated statement of operations and comprehensive income (loss). As of September 30, 2014, all amounts owed by TGLP under this agreement have been paid.

        During the nine months ended September 30, 2014, the Company processed certain of TGLP's accounts payable transactions. Through this process, in the nine months ended September 30, 2014, $96 million was paid on TGLP's behalf, of which $94 million was repaid by TGLP. As of September 30, 2014, the Company recorded a $2 million receivable due from TGLP, which is included in Receivables on the unaudited condensed consolidated statement of financial position.

        In addition, the Company, New TruGreen and TGLP entered into (1) a separation and distribution agreement containing key provisions relating to the separation of the TruGreen Business and the distribution of New TruGreen common stock to the Company's stockholders (including relating to specified TruGreen legal matters with respect to which we have agreed to retain liability, as well as insurance coverage, non-competition, indemnification and other matters), (2) an employee matters agreement allocating liabilities and responsibilities relating to employee benefit plans and programs and other related matters and (3) a tax matters agreement governing the respective rights, responsibilities and obligations of the parties thereto with respect to taxes, including allocating liabilities for income taxes attributable to New TruGreen and its subsidiaries generally to the Company for tax periods (or portions thereof) ending on or before January 14, 2014 and generally to New TruGreen for tax periods (or portions thereof) beginning after that date.

Financial Information for Discontinued Operations

        (Loss) income from discontinued operations, net of income taxes, for all periods presented includes the operating results of the TruGreen Business and previously sold businesses.

        The operating results of discontinued operations are as follows:

	Nine Months Ended September 30,
(In millions)	2014	2013
Revenue	$6	$715
(Loss) income before income taxes(1)	(160)	(695)
Benefit for income taxes(1)	(62)	(162)

(Loss) income from discontinued operations, net of income taxes(1)	$(98)	$(533)

(1)
In the nine months ended September 30, 2014, the TruGreen Business recorded a pre-tax non-cash trade name impairment charge of $139 million ($84 million, net of tax) in discontinued operations, net of income taxes. In the nine months ended September 30, 2013, the TruGreen Business recorded a pre-tax non-cash goodwill and trade name impairment charge of $673 million ($521 million, net of tax) in discontinued operations, net of income taxes.

        Assets and liabilities of discontinued operations are summarized below:

(In millions)	As of September 30, 2014	As of December 31, 2013
Assets:
Receivables, net	$—	$28
Inventories and other current assets	—	48

Total Current Assets	—	76

Property and equipment, net	—	181
Intangible assets, net	—	355
Other long-term assets	—	6

Total Assets	$—	$618

Liabilities:
Current liabilities	$8	$139
Long-term debt and other long-term liabilities	—	162

Total Liabilities	$8	$301

        At September 30, 2014, the liabilities of discontinued operations relate primarily to accruals for legal and other reserves. At December 31, 2013, these balances also reflect the historical assets and liabilities of the TruGreen Business, which was spun off in the nine months ended September 30, 2014.

Note 7. Discontinued Operations

TruGreen Spin-off

        On January 14, 2014, the Company completed the TruGreen Spin-off resulting in the spin-off of the assets and certain liabilities of the TruGreen Business through a tax-free, pro rata dividend to Holdings' stockholders. As a result of the completion of the TruGreen Spin-off, New TruGreen operates the TruGreen Business as a private independent company.

        In connection with the TruGreen Spin-off, the Company and TGLP, an indirect wholly owned subsidiary of New TruGreen, entered into a transition services agreement pursuant to which the Company and its subsidiaries provide TGLP with specified communications, public relations, finance and accounting, tax, treasury, internal audit, human resources operations and benefits, risk management and insurance, supply management, real estate management, marketing, facilities, information technology and other support services. The charges for the transition services allow the Company to fully recover the allocated direct costs of providing the services, plus specified margins and any out-of-pocket costs and expenses. The services provided under the transition services agreement will terminate at various specified times, and in no event later than January 14, 2016 (except certain information technology services, which TGLP expects the Company to provide to TGLP beyond the two-year period). TGLP may terminate the transition services agreement (or certain services under the transition services agreement) for convenience upon 90 days written notice, in which case TGLP will be required to reimburse the Company for early termination costs.

        In addition, the Company, New TruGreen and TGLP entered into (1) a separation and distribution agreement containing key provisions relating to the separation of the TruGreen Business and the distribution of New TruGreen common stock to our stockholders (including relating to specified TruGreen legal matters with respect to which we have agreed to retain liability, as well as insurance coverage, non-competition, indemnification and other matters), (2) an employee matters agreement allocating liabilities and responsibilities relating to employee benefit plans and programs and other related matters and (3) a tax matters agreement governing the respective rights, responsibilities and obligations of the parties thereto with respect to taxes, including allocating liabilities for income taxes attributable to New TruGreen and its subsidiaries generally to the Company for tax periods (or portions thereof) ending on or before January 14, 2014 and generally to New TruGreen for tax periods (or portions thereof) beginning after that date.

TruGreen Goodwill and Intangible Assets

        Goodwill and indefinite lived intangible assets, primarily the Company's trade names, are assessed annually for impairment during the fourth quarter or earlier upon the occurrence of certain events or substantive changes in circumstances.

  Goodwill

        The Company performed an interim goodwill impairment analysis at TruGreen as of June 30, 2013 that resulted in a pre tax non cash goodwill impairment of $417 million. After this impairment charge, there was no goodwill remaining at TruGreen. The Company performed an interim goodwill impairment analysis at TruGreen as of September 30, 2012 that resulted in a pre tax non cash goodwill impairment of $794 million. During the fourth quarter of 2012, the Company finalized its September 30, 2012 TruGreen valuation resulting in a $4 million adjustment to goodwill decreasing the 2012 goodwill impairment charge to $790 million. The Company's 2013, 2012, and 2011 annual impairment analyses, which were performed as of October 1 of each year, did not result in any goodwill impairments.

        The goodwill impairment charge recorded in 2013 was primarily attributable to a decline in forecasted 2013 and future cash flows at TruGreen over a defined projection period as of June 30, 2013 compared to the projections used in the last annual impairment assessment performed on October 1, 2012. The changes in projected cash flows at TruGreen arose in part from the business challenges at TruGreen. Although the Company projected future improvement in cash flows at TruGreen as a part of its June 30, 2013 impairment analysis, total cash flows and projected growth in those cash flows were lower than those projected at the time TruGreen was last tested for impairment in 2012. The long term growth rates used in the impairment tests at June 30, 2013 and October 1, 2012 were the same and were in line with historical U.S. gross domestic product growth rates. The discount rate used in the June 30, 2013 impairment test was 100 bps lower than the discount rate used in the October 1, 2012 impairment test for TruGreen. The decrease in the discount rate is primarily attributable to changes in market conditions which indicated an improved outlook for the U.S. financial markets and a higher risk tolerance for investors since the 2012 analysis.

        The goodwill impairment charge recorded in 2012 was primarily attributable to a decline in forecasted 2012 cash flows and a decrease in projected future growth in cash flows at TruGreen over a defined projection period as of September 30, 2012 compared to the projections used in the previous annual impairment assessment performed on October 1, 2011. Although the Company projected future growth in cash flows at TruGreen as a part of its September 30, 2012 impairment analysis, total cash flows and projected growth in those cash flows were lower than that projected at the time TruGreen was tested for impairment in 2011. The long term growth rates used in the impairment tests at September 30, 2012 and October 1, 2011 were the same and in line with historical U.S. gross domestic product growth rates. The discount rate used in the September 30, 2012 impairment test was 50 bps lower than the discount rate used in the October 1, 2011 impairment test for TruGreen. The decrease in the discount rate is primarily attributable to changes in market conditions which indicated an improved outlook for the U.S. financial markets since the 2011 analysis.

  Intangible Assets

        The Company performed an interim trade name impairment analysis at TruGreen as of June 30, 2013 resulting in a pre tax non cash trade name impairment charge of $256 million recorded in the second quarter of 2013. The Company performed an interim trade name impairment analysis at TruGreen as of June 30, 2012 resulting in a pre tax non cash trade name impairment charge of $68 million recorded in the second quarter of 2012. Further, the Company performed an interim trade name impairment analysis at TruGreen as of September 30, 2012 resulting in a pre tax non cash trade name impairment charge of $51 million recorded in the third quarter of 2012. The Company's annual trade name impairment analyses, which were performed as of October 1 of each year, resulted in pre tax non cash impairment of $37 million in 2011 related to the TruGreen trade name. The Company's October 1, 2013 and 2012 trade name impairment analyses did not result in any trade name impairments.

        Based on the revenue results at TruGreen in the first six months of 2013 and a lower revenue outlook for the remainder of 2013 and future years, the Company concluded that there was an impairment indicator requiring the performance of an interim indefinite lived intangible asset impairment test for the TruGreen trade name as of June 30, 2013. The impairment charge recorded in the second quarter of 2013 was primarily attributable to a decrease in the assumed royalty rate and a decrease in projected future growth in revenue at TruGreen over a defined projection period as of June 30, 2013 compared to the royalty rate and projections used in the last annual impairment assessment performed on October 1, 2012. The decrease in the assumed royalty rate was due to lower current and projected earnings as a percent of revenue as compared to the last annual impairment test. Although the Company projected future growth in revenue at TruGreen as part of its June 30, 2013 impairment analysis, total projected revenue was lower than the revenue projected at the time the trade name was last tested for impairment in October 2012. The changes in projected future revenue growth at TruGreen arose in part from the business challenges at TruGreen. The long term revenue growth rates used in the impairment tests at October 1, 2013, June 30, 2013 and October 1, 2012 were the same and in line with historical U.S. gross domestic product growth rates. The discount rates used in the October 1, 2013 and June 30, 2013 impairment tests were the same, but were 100 bps lower than the discount rate used in the October 1, 2012 impairment test for the TruGreen trade name. The decrease in the discount rate from 2012 is primarily attributable to changes in market conditions which indicated an improved outlook for the U.S. financial markets and a higher risk tolerance for investors since the last analysis.

        Based on the revenue results at TruGreen in the first six months of 2012 and a then lower revenue outlook for the remainder of 2012 and future years, the Company concluded that there was an impairment indicator requiring the performance of an interim indefinite lived intangible asset impairment test for the TruGreen trade name as of June 30, 2012. Based on the revenue results of TruGreen in the third quarter of 2012 and the revised outlook for the remainder of the year and future years, the Company performed another impairment analysis on its TruGreen trade name to determine its fair value as of September 30, 2012. The impairment charge recorded in the second quarter of 2012 was primarily attributable to a decrease in projected future growth in revenue at TruGreen over a defined projection period as of June 30, 2012 compared to the projections used in the previous annual impairment assessment performed on October 1, 2011. The third quarter impairment charge was primarily attributable to a further reduction in projected revenue growth as compared to expectations in the second quarter of 2012. Although the Company projected future growth in revenue at TruGreen over a defined projection period as a part of its September 30, 2012 impairment analysis, such growth was lower than the revenue growth projected at the time the trade name was tested for impairment in the second quarter of 2012. The long term revenue growth rates used for periods after the defined projection period in the impairment tests at September 30, 2012, June 30, 2012 and October 1, 2011 were the same and in line with historical U.S. gross domestic product growth rates. The discount rates used in the September 30, 2012 and June 30, 2012 impairment tests were the same, but were 50 bps lower than the discount rate used in the October 1, 2011 impairment test for the TruGreen trade name. The decrease in the discount rate from 2011 is primarily attributable to changes in market conditions which indicated an improved outlook for the U.S. financial markets since the last analysis.

        The impairment charge in 2011 was primarily attributable to the use of higher discount rates in the DCF valuation analyses as compared to the discount rates used in the 2010 impairment analyses. Although the projected future growth in cash flows in 2011 were slightly higher than in the 2010 valuation, the increase in the discount rates more than offset the improved cash flows. The increase in the discount rates is primarily attributable to changes in market conditions which indicated a lower risk tolerance in 2011 as compared to 2010. This lower risk tolerance is exhibited through the marketplace's desire for higher returns in order to accept market risk. The long term revenue growth rates used in the analyses for the October 1, 2011 and 2010 impairment tests were the same and in line with historical U.S. gross domestic product growth rates.

Other Dispositions

        In the first quarter of 2011, the Company concluded that TruGreen LandCare did not fit within the long-term strategic plans of the Company and committed to a plan to sell the business. On April 21, 2011, the Company entered into a purchase agreement to sell the TruGreen LandCare business, and the disposition was effective as of April 30, 2011.

Financial Information for Discontinued Operations

        Loss from discontinued operations, net of income taxes, for all periods presented includes the operating results of the TruGreen Business and the previously sold businesses.

        The operating results of discontinued operations are as follows:

	Year Ended December 31,
(In millions)	2013	2012	2011
Revenue	$896	$979	$1,177
(Loss) income before income taxes(1)(2)	(716)	(803)	92
(Benefit) provision for income taxes(1)(2)	(167)	(107)	37

(Loss) income, net of income taxes(1)(2)	(549)	(696)	55
Gain (loss) on sale, net of income taxes	—	—	(2)

(Loss) income from discontinued operations, net of income taxes(1)(2)	$(549)	$(696)	$53

(1)
During 2013, 2012 and 2011, the Company recorded pre-tax non-cash impairment charges of $673 million ($521 million, net of tax), $909 million ($764 million, net of tax) and $37 million ($22 million, net of tax), respectively, associated with the goodwill and trade name at its TruGreen Business, which is reported in (loss) income from discontinued operations, net of income taxes.

(2)
As a result of the decision to sell TruGreen LandCare, a $34 million impairment charge ($21 million, net of tax) was recorded in loss from discontinued operations, net of income taxes, in the first quarter of 2011 to reduce the carrying value of TruGreen LandCare's assets to their estimated fair value less cost to sell in accordance with applicable accounting standards. Upon completion of the sale in 2011, a $6 million loss on sale ($2 million, net of tax) was recorded.

        Assets and liabilities of discontinued operations are summarized below:

	As of December 31,
(In millions)	2013	2012
Assets:
Receivables, net	$28	$29
Inventories and other current assets	48	42

Total Current Assets	76	71

Property and equipment, net	181	182
Goodwill and intangible assets, net	355	1,032
Other long-term assets	6	4

Total Assets	$618	$1,289

Liabilities:
Current liabilities	$139	$101
Long-term debt and other long-term liabilities	162	290

Total Liabilities	$301	$391

        At December 31, 2013 and 2012, these balances primarily reflect the historical assets and liabilities of the TruGreen business.